Group information - Summary of Associates (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Nov. 30, 2024	Aug. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control			R$ 146	R$ 1,440	R$ 325
Alpha-Logo Serviços de Informática S.A. (“Tablet Cloud”)
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in associate			25.00%	25.00%
Agilize Tecnologia S.A.
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in associate	28.70%	33.33%	0.00%	33.33%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		R$ 8,523
Neostore Desenvolvimento de Programas de Computador
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in associate			0.00%	40.02%
Dental Office S.A. (“RH Software”)
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in associate			20.00%	20.00%
APP Sistemas S.A. ("APP")
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in associate			19.80%	19.90%
Delivery Much Tecnologia S.A. ("Delivery Much")
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities			Food delivery marketplace
Proportion of ownership interest in associate			29.49%	29.49%
Agilize Contabilidade Holding Limited ("Agilize Cayman") [Member]
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in associate			28.70%	0.00%